Other Current And Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Summary of detailed information about other assets
	2020	2019
Marketing and advertising advances	42,233	28,669
Suppliers advances	257,099	102,225
Employees advances	65,180	13,983
Rent advances and guarantee deposits	169,958	96,202
Prepaid insurance expenses	200,074	29,647
Surplus pension plan (b)	683,425	-
Customs broker advances - Import taxes	34,016	34,932
Sublease receivables (c)	357,538	-
Carbon credits	4,097	3,508
Receivables from service providers (d)	135,030	-
Others	195,138	39,868
	2,143,788	349,034

Current	616,120	265,198
Non-current	1,527,668	83,836

a)

Mainly related to: (i) advances of rental agreements that were not included in the initial measurement of lease liabilities / right-of-use of the subsidiary The Body Shop, in accordance with the exemptions on IFRS 16; and (ii) security deposits for the rental of certain stores of the subsidiaries The Body Shop and Aesop, which will be returned by the landlord at the end of the rental agreements.

b)	Pension plan arising from the acquisition of Avon (note 4 and 28.2).
c)	Refers to the sublease receivable from the New York office owned by Avon.
d)	Refers to receivables mainly arising from damage that occurred with carriers and insurance companies.